Note 17 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2015	2014	2013

Interest Expense	$6,536,994	$7,898,543	$7,111,361

Income Taxes	$4,738,000	$113,000	$173,883

Schedule of Other Significant Noncash Transactions [Table Text Block]
	2015	2014	2013

Acquisitions of Real Estate Through Loan Foreclosures	$7,536,165	$3,852,848	$10,251,006

Change in Unrealized Gain (Loss) on AFS Investment Securities	$622,155	$6,409,171	$(13,523,050)